Financial instruments by category	12 Months Ended
Dec. 31, 2025
Financial instruments by category
Financial instruments by category

Note 23     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2025	2024
Financial assets at fair value through profit or loss
Derivative financial instrument assets	25,498	2,764
	25,498	2,764
Other financial assets at amortized cost
Trade receivables (Note 22)	39,095	40,211
To be recovered from co-venturers (Note 33)	14,610	9,740
Other financial assets (a)	12	21,108
Cash and cash equivalents (b)	100,318	276,750
	154,035	347,809
Total financial assets	179,533	350,573
(a)	Current other financial assets in 2024 corresponded to the security deposit granted in relation to the proposed acquisition of certain Repsol exploration and production assets in Colombia which was fully recovered in January 2025 (see Note 34.6) and short-term investments with original maturities up to twelve months and over three months.
(b)	Cash and cash equivalents in 2024 included US$ 152,000,000 drawn from Vitol (see Note 29.1).

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2025	2024
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	620	464
	620	464
Other financial liabilities at amortized cost
Trade payables (Note 28)	80,649	93,435
Customer advance payments (Note 28)	2,182	152,000
To be paid to co-venturers (Note 33)	708	1,829
Lease liabilities (Note 26)	25,995	25,923
Borrowings (Note 25)	553,547	514,333
	663,081	787,520
Total financial liabilities	663,701	787,984

23.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2025	2024
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
A1	4,201	—
Baa3	—	178
Ba1	1,927	260
Ba2	16	—
Ba3	15	—
B1	1,215	—
Counterparties without an external credit rating
Group 1 (a)	31,721	39,773
Total trade receivables	39,095	40,211
(a)	Group 1 – no existing balances with customers aged by more than 3 months. The receivables from counterparties without an external credit rating mainly correspond to Vitol, one of the world’s leading commodity trader, with whom GeoPark has offtake and prepayment agreements in place (see Note 29).

All trade receivables are denominated in U.S. Dollar, except in Brazil where they are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2025	2024
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
Aaa	2,016	—
Aa1	46,188	—
Aa2	7,145	—
Aa3	3,315	153,330
A1	1,035	94,495
A3	93	9,765
Baa1	25,068	20,114
Baa2	3,312	9,017
Baa3	8,304	4,091
Ba1	389	234
Ba2	1	1
B1	—	930
B3	2,346	37
Caa1	—	3
Counterparties without an external credit rating	1,117	5,830
Total	100,329	297,847
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 1,000 (US$ 11,000 in 2024).

23.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2025
Borrowings	44,019	136,082	541,503	—
Lease liabilities	7,371	3,784	11,351	20,681
Trade payables (Note 28)	80,649	—	—	—
Customer advance payments (Note 29.1)	2,182	—	—	—
To be paid to co-venturers (Note 33)	708	—	—	—
	134,929	139,866	552,854	20,681
As of December 31, 2024
Borrowings	37,500	27,500	513,750	—
Lease liabilities	8,933	3,752	10,032	18,558
Trade payables	93,435	—	—	—
Customer advance payments (Note 29.1)	152,000	—	—	—
To be paid to co-venturers (Note 33)	1,829	—	—	—
	293,697	31,252	523,782	18,558

A portion of the Group’s trade payables in Colombia is included under supplier finance arrangements. As a result, these payables are managed with specific counterparties rather than individual suppliers. This requires the Group to settle certain amounts with a limited number of counterparties instead of smaller amounts with multiple suppliers. However, the payment terms for trade payables under these arrangements are identical to those for other trade payables.

Management considers that these arrangements do not create excessive concentrations of liquidity risk. The primary purpose of the arrangements is to streamline administrative processes associated with managing a high volume of invoices from numerous suppliers and to provide local suppliers with access to favorable financial terms. These arrangements are not intended to secure financing for the Group.

23.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

23.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2025 and 2024, on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2025
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	25,474	25,474
Energy cost risk management contracts	—	24	24
Total Assets	—	25,498	25,498
Liabilities
Derivative financial instrument liabilities
Energy cost risk management contracts	—	620	620
Total Liabilities	—	620	620

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2024
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	2,764	2,764
Total Assets	—	2,764	2,764
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	20	20
Currency risk management contracts	—	444	444
Total Liabilities	—	464	464

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2025.

23.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	The use of quoted market prices or dealer quotes for similar instruments.
●	The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.
●	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

23.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments as of December 31, 2025, amounts to US$ 506,809,000 (US$ 490,980,000 in 2024). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.